SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On April 16, 2025 and April 17, 2025, Roshan Pujari, the Company’s Chairman of the Board and Chief Executive Officer, transferred an aggregate of 2,880,000 shares of the Company’s common stock for no consideration to an irrevocable trust for the benefit of a member of his family, for estate planning purposes and with the approval of the Company’s Board of Directors. As a result of the transfer, Mr. Pujari ceased to have voting or dispositive power over such shares. Consequently, Mr. Pujari no longer holds more than 50% of the voting power for the election of directors of the Company. Therefore, the Company no longer qualifies as a “controlled company” under the corporate governance standards of the Nasdaq. The Company had not availed itself of any of the corporate governance exemptions available to controlled companies and thus, is not required to make any changes to its existing corporate governance practices.

On April 3, 2025, the Company received written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, based on the market value of listed securities for the previous 30 consecutive business days, the listing of the Company’s common stock was not in compliance with Nasdaq Listing Rule 5450(b)(2)(A) to maintain a minimum market value of listed securities of at least $50 million (the “MVLS Requirement”). In accordance with Nasdaq rules, the Company has a period of 180 calendar days (or until September 30, 2025) to regain compliance with the MVLS Requirement. To regain compliance, the Company’s market value of listed securities must meet or exceed $50 million for a minimum of ten consecutive business days. The notification received has no immediate effect on the listing of Stardust’s securities on The Nasdaq Global Market.

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and there are no other items that would have had a material impact on the Company’s unaudited condensed consolidated financial statements.

NOTE 19 – SUBSEQUENT EVENTS

On January 28, 2025, the Company entered into a non-binding letter agreement with Sumitomo Corporation of Americas (“Sumitomo”), a New York corporation, contemplating a long-term commercial offtake agreement, pursuant to which Sumitomo would agree to acquire 20,000 metric tons of lithium carbonate per year from the Company’s first line of production, with the potential to increase to 25,000 metric tons based on mutual agreement. The initial contract term would span 10 years starting from the date of the first qualification of the Company’s lithium carbonate for sale to any of Sumitomo’s customers, with an option for Sumitomo to renew for an additional five years under mutually agreed terms, provided written notice is given to the Company at least twelve months prior to the end of the initial term.

On February 7, 2025, the Company executed an exclusive license agreement with KMX Technologies, Inc. a Delaware corporation. Under the terms of the License Agreement, KMX agreed to irrevocably license to the Company the use of KMX’s vacuum membrane distillation technology (the “VMD Technology”) and associated processes and systems (including units incorporating the VMD Technology (the “KMX VMD Units”)) for the purpose of the Company’s use of the technology in its refining and upstream operations. Among other obligations set forth in the Agreement, the Company shall be required to exclusively purchase all KMX VMD Units from the Licensor during the term of the Agreement on the terms and conditions set forth therein. The License Agreement grants the Company the exclusive right to sub license, use, market, sell and operate KMX’s VMD Technology across the United States, Canada and select international markets. The Company agreed to pay KMX a royalty comprised of 500,000 shares of Company Common Stock. The securities are being offered and sold by the Company pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Act”) provided by Section 4(a)(2) and/or Regulation D promulgated thereunder, as a transaction not involving a public offering.

On March 18, 2025, the Company received notice from the Nasdaq that the Company was not in compliance with the Minimum Market Value of Publicly held shares requirement of $15,000,000 as set forth in Nasdaq Listing Rule 5450(b)(2)(C). On March 19, 2025, the Company received a subsequent notice from the Nasdaq that the Company was not in compliance with the minimum bid price of $1.00 per share as set forth in Nasdaq Listing Rule 5450(a)(1). These letters have no immediate effect on the listing of the Common Stock or Public Warrants on The Nasdaq Global Market. The Company has 180 calendar days from receipt of the notices, or until September 15, 2025, in which to regain compliance.

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and there are no other items that would have had a material impact on the Company’s consolidated financial statements.